Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Schedule of interest bearing financial liabilities

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2020
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	107,607	107,607
Obligations under finance leases	—	22,537	22,537
Debt instruments	357,508	—	357,508
Other financial liabilities (*)	63,896	—	63,896
	421,404	130,144	551,548

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2019
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	158,999	158,999
Obligations under finance leases	—	25,872	25,872
Debt instruments	354,951	—	354,951
Other financial liabilities (*)	56,939	—	56,939
	411,890	184,871	596,761

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

Schedule of undiscounted cash flow maturities

	2020
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	108,613	5,277	—	—	113,890
Leases	8,796	6,350	7,130	1,748	24,024
Debt instruments	32,813	366,406	—	—	399,219
Financial loans from government agencies	36,672	7,209	18,274	6,501	68,656
Derivative financial instruments	—	—	—	—	—
Payables to related parties	3,196	—	—	—	3,196
Payable to non-current asset suppliers	130	2,633	—	—	2,763
Contingent consideration	1,772	4,175	15,892	3,277	25,116
Trade and other payables	149,201	—	—	—	149,201
	341,193	392,050	41,296	11,526	786,065

	2019
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	23,743	163,154	—	—	186,897
Finance leases	10,161	7,356	10,213	911	28,641
Debt instruments	32,813	32,813	366,406	—	432,032
Financial loans from government agencies	27,311	10,527	15,992	9,513	63,343
Derivative financial instruments	2,049	2,049	(4,911)	—	(813)
Payables to related parties	4,830	—	—	—	4,830
Payable to non-current asset suppliers	7,283	182	—	—	7,465
Contingent consideration	1,626	5,006	18,170	8,916	33,718
Trade and other payables	189,229	—	—	—	189,229
	299,045	221,087	405,870	19,340	945,342

Schedule of gross inflows and outflows by instrument maturity

	2019
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,047	18,047	201,523	—	237,617
Outflows	(15,998)	(15,998)	(206,434)	—	(238,430)
Net cash flow	2,049	2,049	(4,911)	—	(813)

Discounted at the applicable interbank rates	1,859	1,437	(12,896)	—	(9,600)

Schedule of changes in liabilities arising from financing activities

	January 1, 2020	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Change in scope of consolidation	Other changes	December 31, 2020
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	158,998	(67,343)	10,295	—	—	5,657	107,607
Obligations under finance leases	25,873	(10,315)	1,608	—	—	5,370	22,536
Debt instruments	354,952	(32,812)		—	—	35,368	357,508
Financial loans from government agencies (Note 19)	56,939	—	4,865	—	—	2,092	63,896
Derivative financial instruments (Note 19)	9,600	3,608	(86)	(14,329)	—	1,207	—
Total liabilities from financing activities	606,362	(106,862)	16,682	(14,329)	—	49,694	551,547
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to financing activities		(6,471)
Payments to acquire or redeem own shares		—
Net cash (used) by financing activities		(113,333)

	January 1, 2019	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Change in scope of consolidation	Other changes	December 31, 2019
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	141,012	(107,718)	(1,485)	—	112,226	14,963	158,998
Obligations under finance leases	66,471	(55,352)	(1,895)	—	—	16,649	25,873
Debt instruments	352,594	(34,304)	—	—	—	36,662	354,952
Financial loans from government agencies (Note 19)	61,849	—	(1,147)	—	—	(3,763)	56,939
Derivative financial instruments (Note 19)	23,463	—	(532)	(12,770)	—	(561)	9,600
Total liabilities from financing activities	645,389	(197,374)	(5,059)	(12,770)	112,226	63,950	606,362
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to financing activities		(26,631)
Payments to acquire or redeem own shares		—
Net cash provided by financing activities		(224,005)